UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07533
                                                     ---------

                              The Lou Holland Trust
                               ------------------
               (Exact name of registrant as specified in charter)

                        One North Wacker Drive, Suite 700
                             Chicago, Illinois 60606
                              --------------------
               (Address of principal executive offices) (Zip code)


                                Louis A. Holland
                      C/o Holland Capital Management, L.P.
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606
                               ------------------
                     (Name and address of agent for service)

                                  (312)553-4830
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: DECEMBER 31
                         -------------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

Item 1. Schedule of Investments.


                             LOU HOLLAND GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


SHARES OR PRINCIPAL AMOUNT                                        MARKET VALUE
------------------------------------------------------------------------------

LONG-TERM INVESTMENTS  99.0% (a)
COMMON STOCKS          99.0% (a)

        Consumer Discretionary   14.4 %
      8,300    Carnival Corp. f                                     $392,507

      8,800    The Cheesecake Factory Inc.*                          381,920

     10,000    Comcast Corp.*                                        282,400

     12,200    International Speedway Corp.                          608,780

      7,800    Kohl's Corp.*                                         375,882

     65,500    Liberty Media Corp.*                                  571,160

      3,648    Liberty Media International, Inc.*                    121,705

      4,700    Omnicom Group Inc.                                    343,382

      8,800    Target Corp.                                          398,200

     21,500    Time Warner Inc.*                                     347,010

      8,500    Viacom Inc. Cl B                                      285,260

     16,000    Wal-Mart Stores, Inc.                                 851,200

      8,800    Weight Watchers International, Inc.*                  341,616

                                                           -----------------
                                                                   5,301,022

        Consumer Staples          5.6 %
     12,000    Estee Lauder Companies Inc.                           501,600

      9,100    Newell Rubbermaid Inc.                                182,364

     16,000    PepsiCo, Inc.                                         778,400

     16,800    Walgreen Co.                                          601,944

                                                           -----------------
                                                                   2,064,308

        Energy/Oil                9.5 %
     14,800    BP p.l.c.-Spons ADR  f                                851,444

     12,800    Burlington Resources Inc.                             522,240

     10,500    ChevronTexaco Corp.                                   563,220

     11,500    Exxon Mobil Corp.                                     555,795

      3,700    Total SA - Spons ADR  f                               378,029

     19,200    XTO Energy, Inc.                                      623,616

                                                           -----------------
                                                                   3,494,344

        Financials               16.0 %
     20,800    Citigroup Inc.                                        917,696

     19,800    Countrywide Financial Corp.                           779,922

     14,950    Doral Financial Corp.                                 619,976

     12,200    Fannie Mae                                            773,480

      6,800    Fifth Third Bancorp                                   334,696

      5,500    Goldman Sachs Group, Inc.                             512,820

     10,800    H&R Block, Inc.                                       533,736

     25,600    MBNA Corp.                                            645,120

      9,000    Northern Trust Corp.                                  367,200

      9,100    SLM Corp.                                             405,860

                                                           -----------------
                                                                   5,890,506

        Financial Insurance       7.3 %
      8,800    AFLAC INC.                                            345,048

     17,400    American International Group, Inc.                  1,183,026

      5,800    MBIA Inc.                                             337,618

     21,500    Willis Group Holdings Ltd. f                          804,100

                                                           -----------------
                                                                   2,669,792

        Health Care/Other         2.8 %
     11,900    Baxter International Inc.                             382,704

     16,800    First Health Group Corp.*                             270,312

      7,500    Medtronic, Inc.                                       389,250

                                                           -----------------
                                                                   1,042,266

        Health Care/Pharmaceuticals  12.1 %
      4,100    Allergan, Inc.                                        297,455

      9,500    Biogen Idec Inc.*                                     581,115

      6,900    Johnson & Johnson                                     388,677

     43,000    Pfizer Inc.                                         1,315,800

     40,600    Schering-Plough Corp.                                 773,836

     11,100    Teva Pharmaceutical Industries Ltd.-Spons ADR  f      288,045

     27,300    Watson Pharmaceuticals, Inc.*                         804,258

                                                           -----------------
                                                                   4,449,186

        Other/Conglomerate        5.6 %
     48,300    General Electric Co.                                1,621,914

     11,600    Honeywell International Inc.                          415,976

                                                           -----------------
                                                                   2,037,890

        Technology/Hardware       4.9 %
     35,300    Intel Corp.                                           708,118

      5,000    International Business Machines Corp.                 428,700

     18,300    Linear Technology Corp.                               663,192

                                                           -----------------
                                                                   1,800,010

        Technology/Imaging        1.0 %
      4,500    Lexmark International, Inc.*                          378,045


        Technology/Service        6.2 %
      6,700    Affiliated Computer Services, Inc.*                   372,989

     10,000    Automatic Data Processing, Inc.                       413,200

     12,350    CDW Corp.                                             716,670

     44,200    Citrix Systems, Inc.*                                 774,384

                                                           -----------------
                                                                   2,277,243

        Technology/Software      10.4 %
      8,600    Adobe Systems Inc.                                    425,442

     15,200    Cognos, Inc.* f                                       539,904

     55,400    Microsoft Corp.                                     1,531,810

     15,000    Symantec Corp.*                                       823,200

      8,100    Zebra Technologies Corp.*                             494,181

                                                           -----------------
                                                                   3,814,537

        Telecommunications Services   2.2 %
     29,200    Motorola, Inc.                                        526,768

     20,700    Nokia Corp. "A" Spons ADR  f                          284,004

                                                           -----------------
                                                                     810,772

        Utilities                 1.0 %
      5,700    Kinder Morgan, Inc.                                   358,074

                                                           -----------------
                Total common stocks
                    (cost $31,725,912)                            36,387,995


SHORT-TERM INVESTMENTS    0.9% (a)
        Variable Rate Demand Note 0.9 %
   $340,190    U.S. Bank, N.A., 1.59%                                340,190
                                                           -----------------
                Total variable rate demand note
                    (cost $340,190)                                  340,190
                                                           -----------------


                              Total investments - 99.9%
                                  (cost $32,066,102)              36,728,185

                              Other assets in excess
                                of liabilities 0.1% (a)               45,595
                                                           -----------------
                              Total Net Assets  -                $36,773,780
                               100%
                                                           =================


          * Non-income producing security.

          f Foreign Security

Item 2. Controls and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act(the "Act")) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The Lou Holland Trust
                   --------------------

     By (Signature and Title)  /s/ Louis A. Holland
                               ---------------------------
                               Louis A. Holland, President

     Date  October 27, 2004
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Louis A. Holland
                               ---------------------------
                               Louis A. Holland, President

     Date  October 27, 2004
           ----------------

     By (Signature and Title)  /s/ Laura J. Janus
                               ------------------------
                               Laura J. Janus, Treasurer

     Date  October 27, 2004
           ----------------